Credit quality of derivative assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 1,793,613	₩ 3,400,178
Internal credit grades
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	1,793,613	3,400,178
Grade 1
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	1,687,005	3,290,638
Grade 2
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 106,608	₩ 109,540